Fiduciary activities and management of funds	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Fiduciary activities and management of funds
32.	Fiduciary activities and management of funds
The Group provides custody, trustee, investment management and advisory services to third parties; therefore, the Group makes purchase and sale decisions in relation to a wide range of financial instruments. Assets that are held in trust are not included in the consolidated financial statements. These services give rise to the risk that the Group could eventually be held responsible of poor yielding of the assets under its management.
As of December 31, 2020 and 2019, the value of the managed
off-balance
sheet financial assets is as follows:

	2020	2019
	S/(000)	S/(000)
Investment funds	15,008,109	13,243,888
Mutual funds	5,980,724	5,049,034

Total	20,988,833	18,292,922